Note 7 - Long-term Debt and Note Payable to Bank (Details Textual)		1 Months Ended	12 Months Ended
	Jan. 25, 2016 USD ($)	Jan. 24, 2016	Oct. 31, 2015 USD ($)	Oct. 31, 2016	Jul. 31, 2016	Apr. 30, 2016	Oct. 31, 2014 USD ($)
Virginia Real Estate Loan [Member]
Debt Instrument, Interest Rate, Stated Percentage			4.25%				4.25%
The Commercial Loan [Member] | Scenario, Forecast [Member]
Debt Service Coverage Ratio, Minimum				1.5	1.5	1.25
The Commercial Loan [Member]
Debt Instrument, Interest Rate, Stated Percentage			2.39%
North Carolina Real Estate Loan [Member]
Debt Instrument, Interest Rate, Stated Percentage			4.25%				4.25%
Certain Receivables Aged Ninety Days or Over [Member] | Revolving Credit Facility [Member] | The Commercial Loan [Member]
Line of Credit Facility, Maximum Borrowing Capacity, Percentage of Related Category Used For Calculation			85.00%
Line of Credit Facility, Maximum Borrowing Capacity, Maximum Aging of Receivables			90 days
Certain Foreign Receivables [Member] | Revolving Credit Facility [Member] | The Commercial Loan [Member]
Line of Credit Facility, Maximum Borrowing Capacity, Percentage of Related Category Used For Calculation			35.00%
Line of Credit Facility, Maximum Amount Outstanding During Period			$ 1,000,000
Certain Raw Materials of Inventory [Member] | Revolving Credit Facility [Member] | The Commercial Loan [Member]
Line of Credit Facility, Maximum Borrowing Capacity, Percentage of Related Category Used For Calculation			25.00%
Revolving Credit Facility [Member] | The Commercial Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member]
Debt Instrument, Basis Spread on Variable Rate	2.75%	2.20%
Line of Credit Facility, Commitment Fee Amount	$ 25,000
Revolving Credit Facility [Member] | The Commercial Loan [Member] | London Interbank Offered Rate (LIBOR) [Member]
Debt Instrument, Basis Spread on Variable Rate			2.20%
Revolving Credit Facility [Member] | The Commercial Loan [Member]
Line of Credit Facility, Maximum Borrowing Capacity			$ 9,000,000
Long-term Line of Credit			6,000,000				$ 2,500,000
Line of Credit Facility, Remaining Borrowing Capacity			2,600,000				$ 6,500,000
Long-term Debt, Maturities, Repayments of Principal in Next Twelve Months			280,999
Long-term Debt, Maturities, Repayments of Principal in Year Two			6,294,214
Long-term Debt, Maturities, Repayments of Principal in Year Three			$ 6,651,794
Revolving Credit Facility [Member] | North Carolina Real Estate Loan [Member] | London Interbank Offered Rate (LIBOR) [Member] | Subsequent Event [Member]
Line of Credit Facility, Commitment Fee Amount	$ 10,000
Debt Service Coverage Ratio, Minimum			1.5
Debt Service Coverage Ratio			1.08